Financial instruments fair value risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	€ 2,216	€ 600
Other
Financial assets at fair value through profit or loss
Other	871	822
At fair value
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	2,216	600
Financial assets at fair value through profit or loss
Derivatives	210	420
Derivatives assets, reported within trade receivables	20	203
Derivatives financial liabilities reported within trade receivables hedge trading activities	(51)	(56)
At fair value | Other
Financial assets at fair value through profit or loss
Other	871	822
At fair value | Level 1
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,663	10
Financial assets at fair value through profit or loss
Derivatives	0	0
At fair value | Level 1 | Other
Financial assets at fair value through profit or loss
Other	530	445
At fair value | Level 2
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	4	4
Financial assets at fair value through profit or loss
Derivatives	210	420
At fair value | Level 2 | Other
Financial assets at fair value through profit or loss
Other	0	0
At fair value | Level 3
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	549	586
Financial assets at fair value through profit or loss
Derivatives	0	0
At fair value | Level 3 | Other
Financial assets at fair value through profit or loss
Other	341	377
At fair value | Financial liabilities
Financial assets at fair value through profit or loss
Derivatives	(503)	(650)
Contingent consideration	(46)	(1)
At fair value | Financial liabilities | Level 1
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	0	0
At fair value | Financial liabilities | Level 2
Financial assets at fair value through profit or loss
Derivatives	(503)	(650)
Contingent consideration	0	0
At fair value | Financial liabilities | Level 3
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	€ (46)	€ (1)